[AMERICAN GNENERAL LOGO]

Steven Glover

Vice President and Deputy General Counsel,

Direct Line (713) 831-3633

FAX (713) 620-3270

E-mail: Mark.Matthes@valic.com

                                                                                     January 4, 2013

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D. C. 20549

             Re           American General Life Insurance Company ("AGL") and

American General Life Insurance Company AG Separate Account A ("Registrant")

Product:  One Multi-Manager Annuity

File No. 333-185844 and No. 811-08862

CIK No. 0000932927

Dear Ladies and Gentlemen:

          As Vice President and Deputy General Counsel of American General Life Company and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its recent Initial Form N-4 Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

          Registrant hereby certifies that:

(1)          The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Registration Statement would not have been different from that contained in the Registration Statement, and

(2)          The Registration Statement, an Initial N-4 filing under the 1933 Act and designated as Amendment No. 2 under the Investment Company Act of 1940, was filed electronically on December 31, 2012.

          Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-3633.

                                                                             Very truly yours,

STEVEN GLOVER